Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Loss
Unamortized benefit plan costs, net of tax benefit of $3,350 in 2015 and $3,395 in 2014	$ (5,241)	$ (5,316)
Cumulative translation adjustment	(82)	(41)
Net unrealized gain on marketable securities and cash flow hedges, net of tax	3	1
Total accumulated other comprehensive loss	(5,320)	(5,356)
Unamortized benefit plan costs - Tax Benefit	3,350	3,395
Unamortized benefit plan, actuarial loss, net of tax	5,500	5,600
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	$ 388	$ 145	$ 319